DEBT - Future Payments of Debt (Details) (Major Stockholder, Notes to Stockholders, USD $) In Thousands, unless otherwise specified	May 13, 2014	Dec. 31, 2013	Nov. 30, 2013	Jun. 30, 2012
Major Stockholder | Notes to Stockholders
Debt Instrument [Line Items]
2014		$ 23,500
2015		0
2016		0
2017		0
2018		0
Thereafter		22,270
Long-term debt	$ 39,212	$ 45,770	$ 14,884	$ 4,602